Stock Based Compensation	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock Based Compensation
12.
STOCK BASED COMPENSATION

The Company maintains the Viking Holdings Ltd Second Amended and Restated 2018 Equity Incentive Plan (the “2018 Incentive Plan”). As of June 30, 2025, the Company had reserved 59,027,217 ordinary shares for issuance under the 2018 Incentive Plan, of which 20,905,671 remained available for future issuance, plus any ordinary shares underlying outstanding share awards granted under the 2018 Incentive Plan that expire or are repurchased, forfeited, cancelled or withheld. The number of shares reserved for issuance under the 2018 Incentive Plan is subject to an annual increase on the first day of each calendar year, equal to the lesser of (1) 1.0% of the total number of ordinary shares and special shares outstanding on December 31 of the preceding calendar year and (2) such smaller number of ordinary shares as determined by the Company’s board of directors at any time prior to the first day of a given calendar year.

For the three and six months ended June 30, 2025, the Group recognized stock based compensation expense of $22.2 million, comprised of $19.4 million related to RSUs and $2.8 million related to Performance RSUs (the “PSUs”), and $36.4 million, comprised of $32.1 million related to RSUs and $4.3 million related to PSUs, respectively. For the three and six months ended June 30, 2024, the Group recognized stock based compensation expense of $3.5 million and $7.1 million, respectively, all of which related to RSUs. Other paid-in equity also includes certain income tax effects related to the stock based awards.

The terms of the Group’s stock based awards are described in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2024.

RSUs

For the six months ended June 30, 2025, RSU activity was as follows:

	Number of RSUs	Weighted-Average Grant-date Fair Value
Outstanding at January 1, 2025	1,343,777	$21.87
Granted during the year	1,961,956	52.29
Forfeited during the year	(789)	46.23
Outstanding at June 30, 2025	3,304,944	$39.92

As of June 30, 2025, the Group had $91.0 million of total unrecognized compensation expense related to RSUs, which will be recognized over the weighted average period of 1.5 years.

PSUs

In February 2025, the Company granted 267,080 PSUs, reflected at target, to its executive officers under the 2018 Incentive Plan. The PSUs are subject to service vesting conditions of one to three years. The PSUs are also subject to performance vesting conditions, which are based upon the Group’s achievement of certain adjusted net income-based performance targets for the years ending December 31, 2025 to December 31, 2027, on an annual and cumulative basis. Depending on the Group’s performance, the actual number of ordinary shares that could be issued upon vesting of the PSUs could range from 0% to 200% of the target number of shares. Each reporting period, the Group remeasures stock-based compensation expense for the PSUs based on the best estimate of the number of ordinary shares that will be issued upon vesting and the timing of such vesting. The aggregate fair value of the PSUs granted in February 2025 was $14.1 million, reflected at target.

Stock options

For the six months ended June 30, 2025, stock option activity was as follows:

	Number of Options	Weighted-Average Exercise Price		Weighted Average Share Price on Exercise Date	Weighted-Average Remaining Contractual Term (in years)
Outstanding at January 1, 2025	2,128,724	$15.81			2.2
Exercised during the year	(695,915)	$13.80		$45.76
Outstanding at June 30, 2025	1,432,809	$16.78	(1)		1.8
Exercisable at June 30, 2025	1,432,809	$16.78	(1)		1.8

(1)
Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.

Employee Share Purchase Plan

The Company maintains the Viking Holdings Ltd 2024 Employee Share Purchase Plan (the “2024 ESPP”). As of June 30, 2025, the Company had reserved 9,107,217 ordinary shares for issuance pursuant to a series of purchase rights under the 2024 ESPP. In addition, the number of shares reserved for issuance under the 2024 ESPP is subject to an annual increase on the first day of each calendar year, equal to the lesser of (1) 1.0% of the total number of ordinary shares and special shares outstanding on December 31 of the preceding calendar year; (2) 4,680,000 ordinary shares; and (3) such smaller number of ordinary shares as determined by the Company’s board of directors at any time prior to the first day of a given calendar year. As of June 30, 2025, no ordinary shares have been issued pursuant to the 2024 ESPP.